Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	$ 1,070,298	$ 208,098
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Assets, Net amounts in Statement Financial Position	1,070,298	208,098
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(1,033,708)	(194,641)
Financial Instrument Assets, Total Net Amount	36,590	13,457
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	1,133,943	249,179
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Liabilities, Net amounts in Statement Financial Position	1,133,943	249,179
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(1,033,708)	(194,641)
Financial Instrument Liabilities, Total Net Amount	100,235	54,538
Derivative Assets
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	1,070,298	208,098
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Assets, Net amounts in Statement Financial Position	1,070,298	208,098
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(1,033,708)	(194,641)
Financial Instrument Assets, Total Net Amount	36,590	13,457
Derivative Financial Instruments
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	1,133,943	249,179
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Liabilities, Net amounts in Statement Financial Position	1,133,943	249,179
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(1,033,708)	(194,641)
Financial Instrument Liabilities, Total Net Amount	$ 100,235	$ 54,538